CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based compensation	¥ 648,025	$ 94,251	¥ 257,661	¥ 157,286
Cost of revenues [Member]
Share-based compensation	74,339	10,812	42,759	15,894
Research and development expenses [Member]
Share-based compensation	225,173	32,750	122,348	78,816
Sales and marketing expenses [Member]
Share-based compensation	5,723	832	4,417	3,107
General and administrative expenses [Member]
Share-based compensation	¥ 342,790	$ 49,857	¥ 88,137	¥ 59,469
Class A common shares [Member]
Number of common shares represented by each ADS	20	20	20	20